Long-Term Debt, net - Maturity (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Scheduled maturities of long-term debt
2018	$ 2,258,659
2019	20,340
2020	20,340
2021	20,340
Total long-term debt	2,319,679
Fixed principal repayments
Scheduled maturities of long-term debt
2018	203,364
2019	20,340
2020	20,340
2021	20,340
Total long-term debt	264,384
Final Payment due on December 31, 2018
Scheduled maturities of long-term debt
2018	2,055,295
Total long-term debt	$ 2,055,295